iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited)
July 31, 2022
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  16 .1%
AbbVie, Inc. ............................. 1,052,169 $ 150,996,773
Alnylam Pharmaceuticals, Inc.
(a) (b)
............... 71,791 10,197,194
Amgen, Inc. ............................. 317,891 78,668,486
Biogen, Inc.
(a)
............................ 86,713 18,648,498
BioMarin Pharmaceutical, Inc.
(a)
................ 109,753 9,444,246
Exact Sciences Corp.
(a)
...................... 103,951 4,688,190
Exelixis, Inc.
(a)
............................ 187,886 3,930,575
Gilead Sciences, Inc. ....................... 747,319 44,652,310
Horizon Therapeutics PLC
(a)
.................. 133,547 11,080,395
Incyte Corp.
(a) (b)
........................... 108,530 8,430,610
Ionis Pharmaceuticals, Inc.
(a)
.................. 84,194 3,162,327
Mirati Therapeutics, Inc.
(a)
.................... 25,588 1,647,867
Moderna, Inc.
(a)
........................... 204,498 33,556,077
Natera, Inc.
(a) (b)
........................... 51,301 2,411,147
Neurocrine Biosciences, Inc.
(a)
................. 56,356 5,304,790
Novavax, Inc.
(a) (b)
.......................... 46,405 2,529,536
Regeneron Pharmaceuticals, Inc.
(a)
.............. 61,702 35,891,436
Sarepta Therapeutics, Inc.
(a)
.................. 50,034 4,650,660
Seagen, Inc.
(a)
............................ 80,855 14,552,283
Ultragenyx Pharmaceutical, Inc.
(a) (b)
.............. 39,709 2,115,695
United Therapeutics Corp.
(a)
................... 26,523 6,128,670
Vertex Pharmaceuticals, Inc.
(a)
................. 152,226 42,685,693
495,373,458
a
Chemicals  —  0 .0%
Ginkgo Bioworks Holdings, Inc.
(a) (b)
.............. 487,972 1,395,600
a
Health Care Equipment & Supplies  —  19 .1%
Abbott Laboratories
(b)
....................... 1,020,850 111,109,314
ABIOMED, Inc.
(a)
.......................... 26,568 7,784,690
Align Technology, Inc.
(a)
...................... 46,663 13,110,903
Baxter International, Inc. ..................... 299,445 17,565,444
Becton Dickinson and Co. .................... 169,028 41,295,231
Boston Scientific Corp.
(a)
..................... 849,397 34,867,747
Cooper Companies, Inc. (The)
(b)
................ 28,895 9,448,665
Dentsply Sirona, Inc. ....................... 127,420 4,607,507
Dexcom, Inc.
(a)
........................... 232,967 19,121,931
Edwards Lifesciences Corp.
(a)
................. 367,647 36,963,229
Enovis Corp.
(a)
............................ 30,101 1,797,632
Envista Holdings Corp.
(a) (b)
.................... 96,777 3,933,985
Globus Medical, Inc. , Class A
(a) (b)
............... 46,690 2,740,236
Hologic, Inc.
(a)
............................ 146,296 10,442,609
ICU Medical, Inc.
(a) (b)
........................ 11,884 2,105,488
IDEXX Laboratories, Inc.
(a) (b)
.................. 49,590 19,795,336
Insulet Corp.
(a)
............................ 40,938 10,144,437
Integra LifeSciences Holdings Corp.
(a)
............ 42,831 2,357,418
Intuitive Surgical, Inc.
(a)
...................... 213,025 49,031,964
Masimo Corp.
(a)
........................... 29,786 4,306,460
Medtronic PLC ........................... 795,705 73,618,627
Novocure Ltd.
(a) (b)
.......................... 61,436 4,177,034
Penumbra, Inc.
(a)
.......................... 21,206 2,955,692
QuidelOrtho Corp.
(a)
........................ 29,349 2,994,772
ResMed, Inc. ............................ 85,939 20,670,048
STERIS PLC ............................. 50,688 11,437,747
Stryker Corp. ............................ 209,148 44,914,533
Tandem Diabetes Care, Inc.
(a) (b)
................ 37,943 2,512,206
Teleflex, Inc. ............................. 27,900 6,708,834
Zimmer Biomet Holdings, Inc. ................. 124,788 13,775,347
586,295,066
a
Health Care Providers & Services  —  19 .8%
Acadia Healthcare Co., Inc.
(a)
.................. 52,954 4,390,416
agilon health, Inc.
(a) (b)
....................... 111,264 2,784,938
Security Shares Value
a
Health Care Providers & Services (continued)
Amedisys, Inc.
(a)
.......................... 19,138 $ 2,293,689
Cardinal Health, Inc. ........................ 162,039 9,651,043
Centene Corp.
(a)
.......................... 346,093 32,176,266
Chemed Corp. ............................ 8,683 4,177,305
Cigna Corp. ............................. 185,934 51,198,786
DaVita, Inc.
(a) (b)
........................... 34,723 2,922,288
Elevance Health, Inc. ....................... 143,503 68,465,281
Encompass Health Corp. .................... 58,401 2,956,259
Enhabit, Inc.
(a)
............................ 29,200 511,292
Guardant Health, Inc.
(a) (b)
..................... 57,945 2,907,101
HCA Healthcare, Inc. ....................... 134,226 28,512,287
Henry Schein, Inc.
(a) (b)
....................... 81,540 6,427,798
Humana, Inc. ............................ 75,244 36,267,608
Laboratory Corp. of America Holdings ............ 55,101 14,446,931
Molina Healthcare, Inc.
(a)
..................... 34,420 11,280,122
Oak Street Health, Inc.
(a) (b)
.................... 69,262 2,005,135
Premier, Inc. , Class A ....................... 70,124 2,696,969
Quest Diagnostics, Inc. ...................... 69,569 9,501,038
Signify Health, Inc. , Class A
(a) (b)
................ 42,199 722,025
Tenet Healthcare Corp.
(a)
..................... 63,205 4,179,115
UnitedHealth Group, Inc. ..................... 556,862 302,008,537
Universal Health Services, Inc. , Class B .......... 38,605 4,341,904
606,824,133
a
Health Care Technology  —  0 .9%
Certara, Inc.
(a) (b)
........................... 69,111 1,588,862
Doximity, Inc. , Class A
(a) (b)
.................... 57,023 2,413,213
Teladoc Health, Inc.
(a) (b)
...................... 95,487 3,518,696
Veeva Systems, Inc. , Class A
(a)
................ 82,879 18,530,087
26,050,858
a
Life Sciences Tools & Services  —  13 .4%
10X Genomics, Inc. , Class A
(a)
................. 54,078 2,171,232
Agilent Technologies, Inc. .................... 178,379 23,920,624
Avantor, Inc.
(a) (b)
........................... 362,672 10,524,741
Bio-Rad Laboratories, Inc. , Class A
(a)
............. 12,718 7,163,541
Bio-Techne Corp. .......................... 23,134 8,913,068
Bruker Corp. ............................. 64,697 4,434,979
Charles River Laboratories International, Inc.
(a)
...... 29,987 7,512,943
Danaher Corp. ........................... 385,384 112,327,874
Illumina, Inc.
(a) (b)
........................... 93,504 20,260,447
IQVIA Holdings, Inc.
(a) (b)
...................... 111,995 26,909,039
Maravai LifeSciences Holdings, Inc. , Class A
(a)
...... 64,718 1,688,493
PerkinElmer, Inc. .......................... 74,932 11,477,334
QIAGEN NV
(a)
............................ 134,832 6,693,061
Repligen Corp.
(a) (b)
......................... 32,887 7,016,770
Sotera Health Co.
(a)
........................ 58,467 1,122,566
Syneos Health, Inc.
(a)
....................... 60,995 4,827,144
Thermo Fisher Scientific, Inc. .................. 232,938 139,392,429
West Pharmaceutical Services, Inc. ............. 44,038 15,129,695
411,485,980
a
Pharmaceuticals  —  30 .4%
Bristol-Myers Squibb Co. ..................... 1,267,892 93,545,072
Catalent, Inc.
(a) (b)
.......................... 101,505 11,480,215
Elanco Animal Health, Inc.
(a) (b)
................. 264,500 5,358,770
Eli Lilly & Co. ............................ 501,635 165,384,043
Jazz Pharmaceuticals PLC
(a)
.................. 36,232 5,654,366
Johnson & Johnson ........................ 1,566,808 273,439,332
Merck & Co., Inc. .......................... 1,506,078 134,553,008
Organon & Co. ........................... 151,108 4,793,146
Perrigo Co. PLC .......................... 80,063 3,352,238
Pfizer, Inc. .............................. 3,364,822 169,957,159
Royalty Pharma PLC , Class A ................. 218,290 9,493,432
Viatris, Inc. .............................. 720,837 6,984,911

Schedule of Investments
(unaudited) (continued)
July 31, 2022
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. .............................. 280,289 $ 51,166,757
935,162,449
a
Total Common Stocks — 99.7%
(Cost: $ 2,662,889,870 ) ............................... 3,062,587,544
Total Long-Term Investments — 99.7%
(Cost: $ 2,662,889,870 ) ............................... 3,062,587,544
a
Short-Term Securities
Money Market Funds  —  2 .1%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
1.96%
(c) (d) (e)
............................ 57,795,889 57,795,889
BlackRock Cash Funds: Treasury, SL Agency Shares ,
1.84%
(c) (d)
............................. 5,511,531 5,511,531
a
Total Short-Term Securities — 2.1%
(Cost: $ 63,290,256 ) ................................. 63,307,420
Total Investments — 101.8%
(Cost: $ 2,726,180,126 ) ............................... 3,125,894,964
Liabilities in Excess of Other Assets — ( 1 .8 ) % ............... (54,055,911)
Net Assets — 100.0% ................................. $ 3,071,839,053
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/22
  Shares
Held at
07/31/22 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 40,415,625  $ 17,375,739
(a)
$ —  $ 2,926  $ 1,599  $ 57,795,889  57,795,889  $ 38,672
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,957,000  2,554,531
(a)
—  —  —  5,511,531  5,511,531  7,826  —
$ 2,926  $ 1,599
$ 63,307,420
$ 46,498  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Sector Index ............................................................ 68 09/16/22 $ 9,102 $ 432,847

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2022
3
Schedule of Investments
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock
Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,062,587,544  $ —  $ —  $ 3,062,587,544
Short-Term Securities
Money Market Funds ...................................... 63,307,420  —  —  63,307,420
$ 3,125,894,964  $ —  $ —  $ 3,125,894,964
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 432,847  $ —  $ —  $ 432,847
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.